INVENTORY - (Disclosure of inventory) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Abstract]
Dried cannabis and hemp biomass	$ 545,765	$ 239,183
Production work in process - distillate	462,737	273,937
Extracted cannabis and hemp oils (finished goods)	819,671	908,117
Inventory, total	$ 1,828,173	$ 1,421,237